Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (USD $)	Mar. 31, 2014	Dec. 31, 2013
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]0
2014	$ 155,922	$ 209,380
2015	209,380	209,380
2016	209,380	209,380
2017	209,380	209,380
2018	166,355	166,355
Thereafter	2,669,315	2,669,315
	$ 3,619,732	$ 3,673,190